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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3130 Fairview Park Drive, Suite 130

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3130 Fairview Park Drive

Suite 130

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Donald S. Mendelsohn, Esq.

Thompson Hine LLP

312 Walnut Street

Suite 1400

Cincinnati, OH 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: December 31

Date of reporting period: December 31, 2002

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

[GRAPHIC OMITTED]

AZZAD FUNDS

SEMI-ANNUAL REPORT

DECEMBER 31, 2002

(Unaudited)

AZZAD FUNDS

8869 Brecksville RD ·  Suite C  ·  Cleveland, Ohio 44141 · USA

888-350-3369 or 440-922-0066

Fax: 440-922-0110  ·  www.azzadfund.com

Azzad Asset Management, Inc. · Advisor to the Azzad Funds · Distributed by Lloyd, Scott & Valenti, Ltd.

AZZAD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2002 (Unaudited)

Shares	Security Description	Value
Common Stock (91.18%)

Beverages (3.13%)
186	Coca Cola, Co.	8,150

Biotechnology & Drugs (1.41%)
105	Mylan Laboratories, Inc.	3,665

Communications Equipment (6.06%)
683	Cisco Systems, Inc. *	8,947
188	Qualcomm, Inc.	6,841
		15,788
Computer Hardware (8.96%)
252	Dell Computer Co. *	6,738
368	Hewlett-Packard Co.	6,388
132	International Business Machines, Inc.	10,230
		23,356
Computer Services (3.17%)
233	First Data Corp.	8,251

Conglomerates (2.32%)
49	3M Company	6,042

Diversified Chemicals (3.24%)
199	Dupont E.I. Denemours & Co.	8,438

Food Processing (0.44%)
17	Hershey Foods Corp.	1,147

Home Improvement (4.34%)
281	Home Depot, Inc.	6,733
122	Lowe's Companies, Inc.	4,575
		11,308
Integrated Oil & Gas (4.79%)
357	Exxon Mobil	12,474

Integrated Telecommunication Services (3.15%)
161	Alltel Corp.	8,211

Medical Drugs (19.61%)
187	Abbott Laboratories	7,480
197	Bristol-Myers Squibb Co.	4,561
95	Eli Lilly & Co.	6,033
197	Johnson & Johnson	10,581
204	Merck & Co., Inc.	11,548
357	Pfizer, Inc.	10,914
		51,117
Medical Equipment & Supplies (3.08%)
176	Medtronic, Inc.	8,026

Oil & Gas Operations (3.61%)
165	Appache Corp.	9,403

Oil Well Services & Equipment (1.08%)
151	Halliburton Co.	2,825

Paper & Paper Products (3.11%)
171	Kimberly Clark Corp.	8,117

Personal & Household Products (5.03%)
118	The Clorox Company	4,868
96	Procter & Gamble, Co.	8,250
		13,118
Retail Department Stores (1.91%)
89	Kohl's Corporation *	4,978

Semiconductors (4.03%)
675	Intel Corp.	10,509

Software & Programming (6.92%)
220	Microsoft Corporation	11,374
617	Oracle Corporation	6,664
		18,038
Trucking (1.81%)
75	United Parcel Services	4,731

TOTAL COMMON STOCKS (Cost $268,256)	237,692

OTHER ASSETS LESS LIABILITIES - 8.82%	22,996

NET ASSETS - 100.00%	$ 260,688

* Non Income Producing Securities

The accompanying notes are an integral part of the financial statements.

AZZAD DOW JONES ETHICAL MARKET FUND
SCHEDULE OF INVESTMENTS
December 31, 2002 (Unaudited)

Shares	Security Description	Value
Common Stock (80.21%)

Beverages (2.99%)
70	Coca Cola, Co.	3,068
49	Pepsi Co, Inc.	2,069
		5,137
Biotechnology & Drugs (1.86%)
44	Amgen, Inc. *	2,127
18	Cardinal Health, Inc.	1,065
		3,192
Business Services (0.55%)
24	Automatic Data Processing	942

Communications Equipment (2.14%)
215	Cisco Systems, Inc. *	2,817
100	Motorola, Inc.	865
		3,682
Communication Services (5.48%)
78	Bellsouth Corp.	2,018
273	Southwestern Bell Corp.	7,401
		9,419
Computer Hardware (5.08%)
73	Dell Computer Co. *	1,952
109	Hewlett-Packard Co.	1,892
63	International Business Machines, Inc.	4,883
		8,727
Computer Services (3.02%)
224	Electronic Data Systems	4,128
30	First Data Corp.	1,062
		5,190
Conglomerates (4.22%)
16	3M Company	1,970
82	Emerson Electric Co.	4,170
18	United Technologies	1,115
		7,255
Diversified Chemicals (2.64%)
107	Dupont E.I. Denemours & Co.	4,537

Home Improvement (1.68%)
80	Home Depot, Inc.	1,917
26	Lowe's Companies, Inc.	975
		2,892
Integrated Oil & Gas (8.97%)
31	ChevronTexaco Corporation	2,061
382	Exxon Mobil	13,347
		15,408
Life & Health Insurance (0.68%)
14	United Health Care Corp.	1,169

Medical Drugs (22.15%)
50	Abbott Laboratories	2,000
243	Bristol-Myers Squibb Co.	5,625
31	Eli Lilly & Co.	1,969
141	Johnson & Johnson	7,573
117	Merck & Co., Inc.	6,623
200	Pfizer, Inc.	6,114
50	Pharmacia Corp.	2,090
181	Schering-Plough Corp.	4,018
55	Wyeth	2,057
		38,069

Medical Equipment & Supplies (1.77%)
34	Baxter International, Inc.	952
46	Medtronic, Inc.	2,098
		3,050
Miscellaneouse Fabricated Products (0.56%)
42	Aluminum Company of America	956

Oil & Gas Equipment & Services (0.56%)
23	Schlumberger Ltd.	968

Paper & Paper Products (1.99%)
72	Kimberly Clark Corp.	3,418

Personal & Household Products (3.08%)
20	Colgate-Palmolive Company	1,049
35	Gillette Co.	1,063
37	Procter & Gamble, Co.	3,180
		5,292
Retail Department Stores (1.06%)
16	Kohl's Corporation *	895
31	Target Corp.	930
		1,825
Retail Drug Stores (0.59%)
35	Walgreen Company	1,022

Semiconductors (2.93%)
66	Applied Materials, Inc. *	860
215	Intel Corp.	3,348
55	Texus Instruments, Inc.	826
		5,034
Software & Programming (5.62%)
148	Microsoft Corporation	7,652
185	Oracle Corporation	1,998
		9,650
Trucking (0.59%)
16	United Parcel Services	1,009

TOTAL COMMON STOCKS (Cost $152,678)	137,843

OTHER ASSETS LESS LIABILITIES - 19.79%	34,011

NET ASSETS - 100.00%	$ 171,854

* Non Income Producing Securities

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS & LIABILITIES
December 31, 2002 (Unaudited)

Azzad Dow Jones Ethical Market Fund
Azzad Income Fund

Assets:
Investment Securities at Market Value	$ 237,692	$ 137,843
(Cost $268,256 and $152,678, respectively)
Cash	9,000	10,080
Dividends and Interest Receivable	189	141
Receivable from Advisor	18,978	34,716
Total Assets	265,859	182,780
Liabilities:
Accrued Expenses	5,171	10,926
Total Liabilities	5,171	10,926
Net Assets	$ 260,688	$ 171,854

Net Assets Consist of:
Paid-In Capital	$ 359,111	$ 203,019
Accumulated Undistributed Net Investment Income	(891)	(554)
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(66,968)	(15,776)
Unrealized Appreciation/(Depreciation) in Value
of Investments Based on Identified Cost - Net	(30,564)	(14,835)
Net Assets	$ 260,688	$ 171,854

Shares of Benefical Interest, No Par Value	62,662	25,112
Per Share Net Asset Value and Offering Price	$ 4.16	$ 6.84

Per Share Redemption Price (Note 5)	$ 4.38	$ 7.20

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
December 31, 2002 (Unaudited)

		Azzad Dow Jones Ethical Market Fund
	Azzad Income Fund

Investment Income:
Dividends	$ 1,217	$ 376
Total Investment Income	1,217	376
Expenses:
Investment Advisory	-	591
Registration Fees	3,123	4,308
Distribution Fees	233	148
Administration Fees	3,048	7,112
Transfer Agent	5,484	7,757
Custodian Fees	1,755	2,100
Accounting	4,063	7,113
Legal	2,687	3,740
Audit	4,764	5,703
Insurance	1,546	924
Miscellaneous	1,223	1,891
Total Expenses	27,926	41,387
Fees reimbursed (Note 3)	(25,818)	(40,457)
Net Expenses	2,108	930

Net Investment Loss	(891)	(554)

Realized and Unrealized (Loss) on Investments:
Realized (Loss) on Investments	(68,370)	(15,776)
Unrealized Appreciation on Investments	51,870	6,010
Net Realized and Unrealized (Loss) on Investments	(16,500)	(9,766)

Net Increase (Decrease) in Net Assets from Operations	$ (17,391)	$ (10,320)

The accompanying notes are an integral part of the financial statements.

AZZAD INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2002 (Unaudited)

	Six months ending June. 30, 2002	Year ending June. 30, 2002

FROM OPERATIONS:
Net Investment Income	$ (891)	$ (1,891)
Net Realized Gain (Loss) on Investments	(68,370)	1,403
Net Unrealized Appreciation (Depreciation)	51,870	(27,738)
Increase (Decrease) in Net Assets from Operations	(17,391)	(28,226)
From Distributions to Shareholders:
Net Realized Gain from Security Transactions	0	0
Net (Decrease) in Net Assets from Distributions	0	0

From Net Capital Share Transactions:	95,195	(58,517)
Net Increase (Decrease) in Net Assets from Shareholder Activity	95,195	(58,517)

NET ASSETS:
Net Increase (Decrease) in Net Assets	77,804	(86,743)
Net Assets at Beginning of Period	182,884	269,627
Net Assets at End of Period	$ 260,688	$ 182,884

The accompanying notes are an integral part of the financial statements.

AZZAD DOW JONES ETHICAL MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2002 (Unaudited)

	Six months ending June 30, 2002	Year ending June 30, 2002

FROM OPERATIONS:
Net Investment Income	$ (554)	$ (702)
Net Realized Gain (Loss) on Investments	(15,776)	250
Net Unrealized Appreciation (Depreciation)	6,010	(14,493)
Increase (Decrease) in Net Assets from Operations	(10,320)	(14,945)
From Distributions to Shareholders:
Net Realized Gain from Security Transactions	0	(959)
Net Decrease in Net Assets from Distributions	0	(959)

From Net Capital Share Transactions:	83,009	41,580
Net Increase (Decrease) in Net Assets
from Shareholder Activity	83,009	41,580

NET ASSETS:
Net Increase in Net Assets	72,689	25,676
Net Assets at Beginning of Period	99,165	73,489
Net Assets at End of Period	$ 171,854	$ 99,165

The accompanying notes are an integral part of the financial statements.

AZZAD INCOME FUND
FINANCIAL HIGHLIGHTS
December 31, 2002 (Unaudited)
Selected data for a share outstanding throughout the period

	Six months ending 12/31/2002	Year ending 6/30/2002	Period ending 6/30/2001*

Net Asset Value at Beginning of Period	$ 4.53	$ 5.21	$ 10.00

Net Investment Income	(0.02)	(0.05)	(1.59)
Net Gains or Losses on Securities
(Realized and Unrealized)	(0.35)	(0.63)	(3.20)
Total from Investment Operations	(0.37)	(0.68)	(4.79)

Distributions from Net Investment Income	-	-	-
Distributions from Capital Gains	-	-	-
Total Distributions	-	-	-

Net Asset Value at End of Period	$ 4.16	$ 4.53	$ 5.21

Total Return	(8.17)%	(13.05)%	47.90%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 261	$ 183	$ 270
Ratio of Expenses to Average Net Assets (a)
After reimbursement/waiver of fees	2.25%	2.25%	27.82%
Before reimbursement/waiver of fees	29.79%	29.69%	33.39%
Expenses waived or Reimbursed (b)	(25.82)%	(27.44)%	(5.57)%
Ratio of Net Investment Income to
Average Net Assets	(0.95)%	(0.85)%	(26.76)%

Portfolio Turnover Rate	55.26%	8.81%	59.40%

* For the period July 11, 2000 (commencement of operations) to June 30, 2001.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the period had such reductions not occurred.

The accompanying notes are an integral part of the financial statements.

AZZAD DOW JONES ETHICAL MARKET FUND
FINANCIAL HIGHLIGHTS
December 31, 2002 (Unaudited)
Selected data for a share outstanding throughout the period

	Six months ending 12/31/2002	Period ending 6/30/2002**	Period ending 8/31/2001*

Net Asset Value at Beginning of Period	$ 7.51	$ 8.78	$ 10.00

Net Investment Income	(0.03)	(0.05)	(0.04)
Net Gains or Losses on Securities
(Realized and Unrealized)	(0.64)	(1.14)	(1.18)
Total from Investment Operations	(0.67)	(1.19)	(1.22)

Distributions from Net Investment Income	-	-	-
Distributions from Capital Gains	-	(0.08)	-
Total Distributions	-	(0.08)	-

Net Asset Value at End of Period	$ 6.84	$ 7.51	$ 8.78

Total Return	(8.92)%	(13.64)%	(12.20)%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 172	$ 99	$ 73
Ratio of Expenses to Average Net Assets (a)
After reimbursement/waiver of fees	2.25%	2.25%	2.25%
Before reimbursement/waiver of fees	69.95%	104.00%	158.05%
Expenses waived or Reimbursed (b)	(40.46)%	(101.75)%	(155.80)%
Ratio of Net Investment Income to
Average Net Assets	(0.94)%	(0.88)%	(0.70)%

Portfolio Turnover Rate	27.73%	6.93%	27.54%

* For the period December 22, 2000 (commencement of operations) to August 31, 2001
** For the period September 01, 2001 to June 30, 2002.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.

(b) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the period had such reductions not occurred.

The accompanying notes are an integral part of the financial statements.

[GRAPHIC OMITTED]

AZZAD FUNDS

December 31, 2002 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

The Azzad Funds, (the "Trust") is an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 23, 1996. There are two series within the Trust that are presently operating. The Azzad Income Fund (the "Income Fund"), formerly the Islamia Income Fund, commenced operations on July 11, 2000 and is registered as a diversified fund. The Azzad/Dow Jones Ethical Market Fund (the "Dow Jones Ethical Market Fund"), commenced operations on December 22, 2000 and is registered as a non-diversified fund. The two series included in these financial statements are collectively referred to as the "Funds" and individually as a "Fund".

The Income Fund's primary investment objective is to seek to provide current income and as a secondary objective, appreciation of capital consistent with Shari'ah based principles as determined by the Fund's Shari'ah Supervisory Board.

The Dow Jones Ethical Market Fund's primary investment objective is to provide investors with annual returns which, after expenses, match or exceed the annualized performance of the U.S. component stocks of the Dow Jones Islamic Market Extra Liquid Index (the "IMXL"), a sub-index of the Dow Jones Islamic Market Index ("DJIM"). The DJIM is a globally diversified compilation of common stocks considered by the Dow Jones Shari'ah Supervisory Board to be compliant with Shari'ah law.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION: Securities are valued at the close of each business day at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Under Shari'ah principles, interest income, if any, must be segregated and donated to qualified charities.

FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders are recorded on ex-dividend date. The Fund will distribute its net investment income, if any, semi-annually, and net realized capital gains, if any, annually. The Fund distributes tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with tax regulations, which may differ from accounting principles generally accepted in the United States of America. Capital loss carry forwards may be utilized to offset current or future capital gains, if any.

3.  INVESTMENT TRANSACTIONS

The following table presents the cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended December 31, 2002. All purchases and sales were common stock,

	INCOME FUND	DOW JONES ETHICAL MARKET FUND
Purchases	$205,061	$97,550
Sales	$ 78,234	$22,600

4.  CAPITAL SHARE TRANSACTION

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares.

The following is a summary of capital share activity for the period indicated:

SIX MONTHS ENDED DECEMBER 31, 2002	YEAR ENDED JUNE 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
INCOME FUND CLASS A
Shares sold	28,800	$ 123,145	1,562	$ 7,504
Shares reinvested	0	0	0	0
Shares redeemed	(6,536)	$27,950	(12,932)	(66,021)
Net Increase (Decrease)	22,264	$ 95,195	(11,370)	$(58,517)

SIX MONTHS ENDED DECEMBER 31, 2002	YEAR ENDED JUNE 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
DOW JONES ETHICAL MARKET FUND
Shares sold	12,255	$ 85,378	5,201	$ 44,664
Shares reinvested	0	0	109	959
Shares redeemed	340	$ 2,369	(480)	(4,043)
Net Increase (Decrease)	11,915	$ 83,009	4,830	$ 41,580

5.  TAX BASIS INFORMATION

The Funds account for investments and distributions to shareholders in accordance with both book basis, accounting principles generally accepted in the United States of America, and tax basis, rules of the Internal Revenue Code. Differences between these two methods principally affect the character and timing of capital gains realization.

6.  TRANSACTIONS WITH THE ADVISOR AND AFFILIATES

Azzad Asset Management, Inc. (the "Advisor") under an advisory agreement with the Trust, dated April 08, 2002, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations. For this service the Advisor receives a monthly management fee at the annual rate of 1.00% and .80% for the Dow Jones Ethical Market Fund and the Income Fund, respectively, of the average daily net assets, respectively.

The Advisor has agreed to waive all or a portion of its management fees and/or reimburse the Funds for operating expenses to the extent necessary to limit the Funds operating expenses to 2.25% of the average daily net assets. For the six months ended December 31, 2002, the Advisor reimbursed the Income Fund and the Dow Jones Ethical Market Fund, $25,818 and $40,457, respectively, for operating expenses. The advisor waived fees of $0 for the Income Fund and $591 for the Dow Jones Ethical Market Fund.

Item 2.  Code of Ethics.   Not applicable to Semi-Annual Reports for the period ended December 31, 2002.

Item 3.  Audit Committee Financial Expert. Not applicable to Semi-Annual Reports for the period ended December 31, 2002.

Items 4-8.  Reserved

Item 9.  Controls and Procedures.  Not applicable to Reports for the period ended December 31, 2002.

Item 10.  Exhibits.  Certifications required by Item 10(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Qamaruddin Ali Khan

     Qamaruddin Ali Khan

     President

Date March 10, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Qamaruddin Ali Khan

     Qamaruddin Ali Khan

     President

Date March 10, 2003

By /s/Bashar Qasem

     Bashar Qasem

     Treasurer

Date March 10, 2003